Interest Income and Interest Expense (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Factoring facility	$ 15.2	$ 13.6
Accounts receivable factored	1.6	4.1
Unused portion of financing facilities	$ 13.6	$ 9.5
Minimum [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Interest rate	5.49%	1.29%
Maximum [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Interest rate	6.88%	5.52%